22 20 18 16 14 12 10 7/19/2024 8/19/2024 9/19/2024 10/19/2024 11/19/2024 12/19/2024 1/19/2025 Top 10 Obligor Exposure Top 10 Positions ASURION, LLC 0.7% LCM 42 Ltd. 4.9% TRANSDIGM INC. 0.6% CQS US CLO 2023-3 Ltd. 4.3% JANE STREET GROUP, LLC 0.5% Signal Peak CLO 14 Ltd. 3.5% CLOUD SOFTWARE GROUP, INC. 0.4% Regatta XIX Funding Ltd. 3.4% WEC US HOLDINGS LTD. 0.4% LCM 39 Ltd. 3.1% MEDLINE BORROWER, LP 0.4% AMMC CLO 24 Ltd. 3.0% PERATON CORP. 0.4% RR 19 Ltd. 2.9% VIRGIN MEDIA BRISTOL LLC 0.4% Harvest US CLO 2024-1 Ltd. 2.8% ALLIED UNIVERSAL HOLDCO LLC 0.4% 37 Capital CLO 1 Ltd. 2.8% INEOS US FINANCE LLC 0.4% TCW CLO 2024-2 Ltd. 2.7% Total 4.3% Total 33.4% Top 10 CLO managers Top 10 Industry Exposure LCM 9.6% Software 8.8% Apollo 8.6% Health Care Providers & Services 5.5% Ares 8.4% Chemicals 4.8% Putnam 6.5% Media 4.3% Investcorp 6.4% Hotels, Restaurants & Leisure 4.2% CQS 5.1% Professional Services 4.2% York 5.0% Commercial Services & Supplies 4.1% OakTree 4.8% Insurance 3.2% Napier 4.7% Building Products 3.1% Sound Point 4.7% Diversified Financial Services 3.1% Total 63.9% Total 45.4% 30% 25% 20% 15% 10% 5% 0% 2013 2015 2016 2019 2020 2021 2022 2023 2024 2025 Closing Date 35% 30% 25% 20% 15% 10% 5% 0% 2026 2027 2028 2029 2030 RED 40% 35% 30% 25% 20% 15% 10% 5% 0% Moody's Rating 80% 70% 60% 50% 40% 30% 20% 10% 0% <70 70-80 80-90 90-95 95-97.5 97.5-100 >=100 Loan Market Price

1 Calculated using market mid prices of loans in CLO portfolios, excluding bonds.

Past performance is not indicative of, or a guarantee of, future performance. Please review the important information and notes on page 2.

Totals may not always sum due to rounding.

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Investors should consider Pearl Diver Credit Company Inc.’s (the “Company”) investment objectives, risks, charges and expenses carefully before investing in securities of the Company. The Company’s prospectus contains this and other important information about the fund. Investors should read the Company’s prospectus and Securities and Exchange Commission (“SEC”) filings (which are publicly available on the EDGAR Database on the SEC website at http://www.sec.gov) carefully and consider their investment goals, time horizons and risk tolerance before investing in the Company. The investment program of the Company is speculative and entails substantial risk, including the possible loss of principal. There can be no assurance that Company’s investment objectives will be achieved. An investment in the Company is not appropriate for all investors and is not intended to be a complete investment program. Shares of closed-end investment companies, such as the Company, frequently trade at a discount from their net asset value, which may increase investors’ risk of loss. The Company invests a significant portion of its assets in CLO equity securities, which often involve risks that are different from or more acute than risks associated with other types of credit instruments. Shares of closed-end investment companies, such as the Company, frequently trade at a discount from their net asset value, which may increase investors’ risk of loss. Past performance is not indicative of, or a guarantee of, future performance. The performance and certain other portfolio information quoted herein represents information as of dates noted herein. Nothing herein shall be relied upon as a representation as to the future performance or portfolio holdings of the Company. Investment return and principal value of an investment will fluctuate, and shares, when sold, may be worth more or less than their original cost. The Company’s performance is subject to change since the end of the period noted in this report and may be lower or higher than the performance data shown herein.

From time to time, the Company may have a registration statement relating to one or more of its securities on file with the SEC. Any registration statement that has not yet been declared effective by the SEC, and any prospectus relating thereto, is not complete and may be changed. Any securities that are the subject of such a registration statement may not be sold until the registration statement is filed with the SEC is effective.

The information and its contents are the property of the Company. Any unauthorized dissemination, copying or use of this presentation is strictly prohibited and may be in violation of law.

Investor Contact: Info@Pearldivercap.com UK:

+44 (0)20 3967 8032

US: +1 617 872 0945

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